Notes Payable – Related Party	12 Months Ended
Dec. 31, 2021
Notes Payable – Related Party Disclosure [Abstract]
NOTES PAYABLE – RELATED PARTY
12.	NOTES PAYABLE – RELATED PARTY

During the year ended December 31, 2021, the Company exchanged 215,341 shares of common stock in exchange for a principal reduction of debt in the amount of $1,483,738 and $131,320 of accrued interest. The Company recorded a loss on the conversion of $116,152. In addition, the Company repaid $462,228 of principal. As at December 31, 2021, the Company had recorded $38,301 in accrued interest which was included in accounts payable and accrued liabilities.

During the year ended December 31, 2020, the Company issued unsecured notes payable for total proceeds of $968,674 from director and officers of the Company who are also shareholders. The loans bear interest at the prime rate which was 2.45% to 3.95% per annum at December 31, 2020, compounded annually and payable quarterly, and had a maturity date of three years from the date of issuance. The notes were considered below the Company’s estimated market borrowing rate of 10% and as such, a contribution benefit of $170,329 was recorded in reserves. As of December 31, 2020, the Company had recorded $363,439 in accrued interest which was included in accounts payable and accrued liabilities.

During the year ended December 31, 2021, the Company recorded finance expense of $225,196 (2020 - $276,602), related to bringing the notes to their present value.

Amount
($)
Balance at December 31, 2018	2,550,075
Proceeds	2,027,457
Repayments	(968,587)
Contribution Benefit	(223,913)
Financing Expense	194,039
Foreign exchange adjustment	127,547
Balance at December 31, 2019	3,706,618
Proceeds	968,674
Repayments	(258,661)
Contribution benefit	(170,329)
Finance expense	276,602
Foreign exchange adjustment	5,745
Balance, December 31, 2020	4,528,549
Proceeds	-
Repayments	(2,058,720)
Contribution benefit	-
Finance expense	225,196
Foreign exchange adjustment	91,158
Balance, December 31, 2021	2,786,283
Current	2,107,668
Non-current	678,515

In May 2020, the Company received loan proceeds in the aggregate amount of $610,247 under the Paycheck Protection Program. The PPP, established as part of the CARES Act within the United States of America in response to the COVID-19 pandemic, provides for loans to qualifying businesses. A portion of the loans and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. No collateral or guarantees were provided in connection with the PPP loans.

The PPP loan was forgiven in July 2021. The Company used the proceeds for purposes consistent with the PPP. For the year ended December 31, 2020 the Company had incurred eligible payroll cost of $610,247 which were fully offset against the loan balance. Of the total loan balance, $170,168 was applied towards payroll cost capitalized as intangible assets during the year ended December 31, 2020.